Summary of significant accounting policies - Currency exchange rates (Details) - $ / ¥	Jun. 30, 2022	Dec. 31, 2021	Jun. 30, 2021
Foreign Currency Translation
Currency exchange rate (US$:RMB)	0.1493	0.1569	0.1549
Currency exchange rate (US$:RMB) - Average	0.1543	0.1550	0.1546